Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - Class B Ordinary Shares [Member] - shares	Jan. 18, 2021	Feb. 25, 2021
Number of shares forfeited during the period	900,000
Sponsor [Member] | Subsequent Event [Member]
Temporary equity shares outstanding		6,900,000
Over-Allotment Option [Member]
Number of shares forfeited during the period	900,000